Stockholders' (Deficiency)/Equity, July 2013 (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Outstanding warrants, weighted average exercise price	$ 0.09	$ 0.089
Outstanding warrants, weighted average remaining life (in years)	3 years 15 days	3 years 3 months 21 days
Number of shares to be purchased		238,229,939	55,148,530	80,234,017
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03	$ 0.15
Common stock issued and outstanding	696,050,476	580,329,160	354,161,297
Estimated value of warrants	$ 26,666,668	$ 5,234,293
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares issued			1,490
Convertible preferred stock, shares outstanding			1,490
Convertible preferred stock, cumulative percentage of interest			9.00%
Warrant Expiration Date 31 March 2016
Number of shares to be purchased	69,516,756	102,016,744
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 11 July 2016
Number of shares to be purchased	1,175,227	2,508,560
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 30 September 2016
Number of shares to be purchased	27,272,720	27,272,720
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 1 February 2017
Number of shares to be purchased	5,675,227	7,500,000
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 10 August 2017
Number of shares to be purchased	4,999,999	16,389,512
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 12 December 2017
Number of shares to be purchased	8,324,144	24,166,666
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Warrant Expiration Date 17 June 2018
Number of shares to be purchased	34,166,669	40,833,335
Number of shares to be purchased, exercise price	$ 0.03	$ 0.03
Board Approved Equity Program
Common stock issued and outstanding	5,608,926	5,608,926
Percentage of common stock issued and outstanding	5.00%	5.00%
Approved In Good Faith
Common stock issued and outstanding	11,217,852	11,217,853
Percentage of common stock issued and outstanding	10.00%	10.00%
Preferred Stock
Convertible preferred stock, shares authorized		1,000,000
Convertible preferred stock, par value (in dollars per share)		$ 0.001